Note 12 - Warrant Liabilities (Details) (USD $)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended					1 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended	0 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013 Warrants valued as liability [Member]	Dec. 31, 2012 Warrants valued as liability [Member]	Dec. 31, 2011 Warrants valued as liability [Member]	Dec. 31, 2012 Visser MTA Agreement [Member]	Jun. 30, 2012 Visser MTA Agreement [Member]	Sep. 30, 2013 Visser MTA Agreement [Member]	Sep. 30, 2013 Visser MTA Agreement [Member]	Dec. 31, 2012 Visser MTA Agreement [Member]	Jul. 02, 2012 July 2, 2012 Private Placement [Member]	Sep. 30, 2013 July 2, 2012 Private Placement [Member]	Sep. 30, 2013 July 2, 2012 Private Placement [Member]	Dec. 31, 2012 July 2, 2012 Private Placement [Member]	Jun. 30, 2012 July 2, 2012 Private Placement [Member]
Note 12 - Warrant Liabilities (Details) [Line Items]
Class of Warrant or Right, Outstanding (in Shares)	63,529,557					63,529,557	44,707,976		33,750,000	4,675,143		15,000,000
Warrants and Rights Outstanding	$ 2,766,000	$ 4,481,000		$ 4,481,000		$ 2,766,000	$ 0			$ 0	$ 1,260,000		$ 2,323,000	$ 2,323,000	$ 1,260,000		$ 2,158,000	$ 2,158,000	$ 1,506,000
Investment Warrants, Exercise Price (in Dollars per share)												$ 0.22				$ 0.384
Original valuation - June & July 2012												4,260,000				5,053,000
Warrants that were Exercised (in Dollars)											1,260,000			2,323,000				2,158,000	1,506,000
Fair Value Assumptions, Expected Term							3 days				4 years 153 days			3 years 244 days				3 years 9 months	4 years 6 months
Fair Value Assumptions, Expected Volatility Rate							82.00%				151.00%			148.00%				147.00%	152.00%
Fair Value Assumptions, Risk Free Interest Rate						0.72%	0.01%				0.72%			1.39%				1.39%	0.72%
Fair Value Assumptions, Expected Dividend Rate						0.00%	0.00%				0.00%			0.00%				0.00%	0.00%
Gain in value of warrants	3,000			1,715,000										1,063,000				652,000
Share Price (in Dollars per share)		$ 0.384		$ 0.384							$ (0.10)	$ (0.32)			$ (0.10)				$ 0.10	$ 0.32
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)	29,779,557					29,779,557		37,289,762			15,776,632		18,539,762	18,539,762	15,776,632	18,750,000
Gain (Loss) in Value of Warrants		(2,511,000)	4,184,000	(1,715,000)	4,010,000	6,547,000	1,328,000								3,000,000				3,547,000
						9,313,000						4,260,000			4,260,000	5,053,000			5,053,000
Class of warrant or right adjusted exercise price of warrants or rights (in Dollars per Item)											0.21		0.18	0.18	0.21
Change in Warrant Valuation, Gain (loss)													$ (1,318,000)	$ (1,063,000)			$ (1,193,000)	$ (652,000)
Warrants to purchase shares (in Shares)	64,306,189	67,069,319		67,069,319		64,306,189